Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX		6117947	Closed	2024-04-18 12:14	2024-05-03 10:43	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Borrower per program guidelines	Waived-ACC agrees to waive with comp factors - Due Diligence Vendor-XX/XX/XXXX Resolved-Loan Guaranty provided by Lender. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. This is allowed with the guaranty. - Seller-XX/XX/XXXX Open-Borrower Type ineligible per program guidelines. The Note was signed by Members of a LLC. Per Guidelines LLC, corporations and partnerships are ineligible borrowers. Please advise. Thank you. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. This is allowed with the guaranty. - Seller-XX/XX/XXXX	XXXXXX-XXX XXXXXX XX XXXXX XXXX XXXX XXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXXX XXXXXXXX XXXXXXXX XX XXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXX XXXXXXXX.XXX		XXXX XXX XXXXXX XXXXXXXX XXX.XX XXX XX%	XXXX	Investment	Purchase	NA	1596218	Originator Post-Close	No
XXXX	XXXX		6117953	Closed	2024-04-24 02:47	2024-05-01 09:20	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test
Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg XXXand the Final Closing disclosure on Pg XXX reflects escrows. Rate lock date was entered correctly – see Pg XXX An interior and exterior appraisal was completed for this property – see pg XXX to XXX the appraisal disclosure was provided to the borrower(s)- see Pg XXX, and copy of the appraisal was given to the borrower – see Pg XX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX
Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXXXXXX XX XXXXXXXXX,  XXXXXX XXXXXXXXXXX XXX XXXX XXXXXXXXXXX XX XX XX XXXXXX XXX XXXXX XXXXXXX XXXXXXXXXX XX XX XXX XXXXXXXX XXXXXXX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX XXX XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX XXX XX XXX XXX XXXXXXXXX XXXXXXXXXX XXX XXXXXXXX XX XXX XXXXXXXX(X)- XXX XX XXX, XXX XXXX XX XXX XXXXXXXXX XXX XXXXX XX XXX XXXXXXXX – XXX XX XX XXX XXX XXXX XX XXX XXXXXXXXXX. XXX XXXX XXXXX XXXX XXXXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X.XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Purchase	NA	1612729	N/A	N/A
XXXX	XXXX		6117953	Closed	2024-04-24 02:47	2024-05-01 09:20	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test
Resolved- - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Initial CD was release XX/XX/XXXX, and review that same day - Buyer-XX/XX/XXXX
Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Initial closing Disclosure borrower signature is missing and no support document is available in file. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX- - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXXXXXX_XXXXXXX XX XXXXXXXXXX XXXXXXXX.XXX_XXXXX_ XXXXXXXXXX_XXXXXXXXX_XXXXXXX XX.XXX			XXXX	Primary Residence	Purchase	NA	1612730	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:12	2025-01-31 09:42	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-Subject is site CONDO, HO-X Master Insurance Policy not required. - Due Diligence Vendor-XX/XX/XXXX Resolved-HO-X Master Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-HOX not required on site condo. - Seller-XX/XX/XXXX Open-Missing HO-X Master Insurance Policy - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-HOX not required on site condo. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXX XX XXXX XXXXX, XX-X XXXXXX XXXXXXXXX XXXXXX XXX XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XX-X XXXXXX XXXXXXXXX XXXXXX XX XXXXX XXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2892498	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 06:02	2025-01-31 09:41	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Final title attached, all liens cleared. - Seller-XX/XX/XXXX Open-Property Title Issue Open liens showing on title pg#XXX - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final title attached, all liens cleared. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXX XXXXX XXXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXX XXXXXX XXXXXXX-XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2893359	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Inaccurate Closing Disclosure APR - Redisclosure and Waiting Period
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-See prior condition and PCCD - emailed form was confirmed by client as received.     We count X days from confirmed received date.     - Seller-XX/XX/XXXX

Open-The Annual Percentage Rate of (XX.XXX%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than X business days before the consummation date of (XXXX-XX-XX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(A); XXXX.XX(a)(X))  Added Finding for CD discrepancy, as On pg#XX of Final CD, the Issue date is XX/XX/XXXX and Disbursement is XX/XX/XXXX, which is more than X-day business rule, requirement of TRID. Need clarification or updated documents to cure the compliance errors. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-See prior condition and PCCD - emailed form was confirmed by client as received. We count X days from confirmed received date. - Seller-XX/XX/XXXX	XXXXXXXX-XXXX XXXXXXX XX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2892589	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	Tolerance:APR	Federal - Closed End APR Disclosure Tolerance (Regular)
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. PCCD attached.    We compare final LE to final CD, changed in the middle do not count.     - Seller-XX/XX/XXXX

Open-The disclosed APR (XX.XXX) is lower than the actual APR (XX.XXX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X)) - Due Diligence Vendor-XX/XX/XXXX

Open-The disclosed APR (XX.XXX) is lower than the actual APR (XX.XXX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X)) Apr on Final CD pg#XX is XX.XXX%, whereas the actual APR should be XX.XXX, which is by more than .XXX%, need exception on the APR. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. PCCD attached. We compare final LE to final CD, changed in the middle do not count. - Seller-XX/XX/XXXX	XXXXXXXX-XXXX XXXXXXX XX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXX - XXX XXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2892592	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:59	2025-01-15 17:43	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2892586	Originator Post-Close	No
XXXX	XXXX		4859246	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX
Open-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) - Due Diligence Vendor-XX/XX/XXXX
Open-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX  An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)). XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX. XXXXX XXXXXXX XXXXXXXXXX XX XX#’X XX, XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX, XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XX XXX XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XXX. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX.
 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)). XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX. XXXXX XXXXXXX XXXXXXXXXX XX XX#’X XX, XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX, XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XX XXX XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XXX. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	2892588	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:59	2025-01-15 17:43	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2892591	Originator Post-Close	No
XXXX	XXXX		4859246	Closed	2024-12-06 09:52	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	Mavent	Tolerance: Disclosure
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-This is the XXXX Registration Fee, this was accurately disclosed and not paid to the lender.    The fee was paid to XXXX.     - Seller-XX/XX/XXXX

Open-There are ($XX.XX) of fees paid to the lender disclosed under Loan Estimate Section B "Services You Cannot Shop For" or Closing Disclosure Section B "Services Borrower Did Not Shop For". Under Regulation Z, charges included under Section B on the Loan Estimate and Closing Disclosure are charges the consumer will pay for settlement services for which the consumer cannot shop and did not shop that are provided by persons other than the creditor or mortgage broker. (XX CFR XXXX.XX(f)(X); XX CFR XXXX.XX(f)(X)) - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-This is the XXXX Registration Fee, this was accurately disclosed and not paid to the lender. The fee was paid to XXXX. - Seller-XX/XX/XXXX	XXXXXXXX-XXXX XXXXXXX XX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2950217	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 02:06	2025-01-15 17:05	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXX XXX submitted. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation is missing and needed for securitization. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXX XXX submitted. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXXX XXXXXXXXX XX XXXXXXXXXX XXXXXXXXX XX XXXXXXX XX XXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXXXX XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2892472	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 01:56	2025-01-15 16:57	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Exception form attached. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception form attached. - Seller-XX/XX/XXXX	XXXXXX-XXXXXXXXX XX XXXXX XXX XXX XXX-XXXXX XX XXX XXXXXX XXXXXX, XXX XXXXXXX XXXXXX XXX XXXXX XXXXXX XX XXX XXXXXXX XXXXXXX XXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXXXXXXX XXXX X.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX XX XXXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	2892454	Originator Post-Close	Yes
XXXX	XXXX		4859246	Closed	2024-11-27 01:56	2025-01-15 16:56	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Exception Attached. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception Attached. - Seller-XX/XX/XXXX	XXXXXX-XXXXXXXXX XX XXXXX XXX XXX XXX-XXXXX XX XXX XXXXXX XXXXXX, XXX XXXXXXX XXXXXX XXX XXXXX XXXXXX XX XXX XXXXXXX XXXXXXX XXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXXXXXXX XXXX X.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX XX XXXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	2892453	Originator Post-Close	Yes
XXXX	XXXX		4859246	Closed	2024-11-27 06:12	2025-01-15 16:50	Waived	2 - Non-Material	C	B	Credit	Credit	Missing underwriting exception form	Waived-Exception to allow for the mortgage lates this borrower has during the prior XX months. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Exception Form attached. - Seller-XX/XX/XXXX Open-Primary/Current residence mortgage history on credit report is showing X lates payments within XX, months allowable Maximum XxXXxXX mortgage payment is allowable as per XXXXXXXXX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception Form attached. - Seller-XX/XX/XXXX	XXXXXX-XXXXXXXXX XX XXXXX XXX XXX XXXXXXXX XXXXX XXXX XXXXXXXX XXX XXXXXX XXX XXXXX XX XXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXXXXXXX XXXX.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX, XX XXXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	2893419	Originator Post-Close	Yes
XXXX	XXXX		4859246	Closed	2024-11-27 05:57	2025-01-14 06:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Missing
Resolved-As per the Title and DOT, only XXXXXXX XXXXXXX BX is vested, and BX XXXXXXX XXXXXX is used only for the qualifying purpose, so the DOT is signed only by XXXXXXX XXXXXXX. Hence the finding is not required. Verified—resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The Deed of Trust is Present - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-XXXXXXX XXXXXX is not an owner of the home, so he would only sign the note, not the DOT as the DOT only pertains to pledging of the owners of the collateral, and not all note borrowers are owners of the property.   This was done correctly.      - Seller-XX/XX/XXXX

Open-The Deed of Trust is Missing Borrower X XXXXXXX X XXXXXX name on DOT is missing. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-XXXXXXX XXXXXX is not an owner of the home, so he would only sign the note, not the DOT as the DOT only pertains to pledging of the owners of the collateral, and not all note borrowers are owners of the property. This was done correctly. - Seller-XX/XX/XXXX	XXXXXXXX-XX XXX XXX XXXXX XXX XXX, XXXX XXXXXXX XXXXXX XX XX XXXXXX, XXX XX XXXXXXX XXXXXX XX XXXX XXXX XXX XXX XXXXXXXXXX XXXXXXX, XX XXX XXX XX XXXXXX XXXX XX XXXXXXX XXXXXX. XXXXX XXX XXXXXXX XX XXX XXXXXXXX. XXXXXXXX—XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXX XXXX XX XXXXX XX XXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2893330	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Rescission Tolerance	Resolved-Resolved on compliance rerun - Due Diligence Vendor-XX/XX/XXXX Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated more than the greater of $XXX or X/X of X% of the note amount when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX,XXX.XX). For loans subject to the right of rescission, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than X/X of X percent of the face amount of the note ($XXX.XX) or $XXX, whichever is greater. (XX CFR XXXX.XX(g)(X)(ii)) . - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX XX XXXXXXXXXX XXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921496	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)	Resolved-Resolved on compliance rerun - Due Diligence Vendor-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR XXXX.XX(d)(X); XXX XX(c)(X)(ii)-X) . - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX XX XXXXXXXXXX XXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921501	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-Resolved on compliance rerun - Due Diligence Vendor-XX/XX/XXXX Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX,XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX XX XXXXXXXXXX XXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921495	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Foreclosure Rescission Finance Charge Tolerance	Resolved-Resolved on compliance rerun - Due Diligence Vendor-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX,XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX XXX Sec. XXXX(i)(X); XXX XX(c)(X)(ii)-X) . - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX XX XXXXXXXXXX XXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921497	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Closed End Finance Charge Rescission Tolerance	Resolved-Resolved on compliance rerun - Due Diligence Vendor-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is less than the actual finance charge ($XXX,XXX.XX) by ($XXX,XXX.XX). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of X% of the note amount ($XXX.XX) or $XXX, whichever is greater. (XX CFR XXXX.XX(g); OSC XX(c)(X)(ii)-X) . - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX XX XXXXXXXXXX XXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921498	N/A	N/A
XXXX	XXXX		4859246	Closed	2024-11-27 05:23	2024-12-05 10:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-XX/XX/XXXX Open-TRID: Missing Final Closing Disclosure On pg#XX of Final CD, the Issue date is XX/XX/XXXX and Disbursement is XX/XX/XXXX. PCCD disbursement date showing to be X/X/XXXX. Need clarification or updated documents to cure the compliance errors. - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXX: XXXXX XXXXXXX XXXXXXXXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2893151	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-11-27 06:06	2025-02-06 11:01	Counter	3 - Material	D	D	Compliance	Missing Doc	The Final 1003 is Incomplete
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Counter-We need a corrected XXXX. The Final XXXX is Incomplete XXXX showing XXX Xst lien mortgage being paid off on XXXX under real estate owned section. This is not correct, mortgage being paid off was Sec of HUD lien which needs to be denoted as being paid off. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-The partial claim balance is not material to the loan file, these are deferred balances that just get added to the final SS at closing.     This is not material to the loan file.      - Seller-XX/XX/XXXX
Open-The Final XXXX is Incomplete XXXX showing XXX Xst lien mortgage being paid off on XXXX under real estate owned section. This is not correct, mortgage being paid off was Sec of HUD lien which needs to be denoted as being paid off.  - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-The partial claim balance is not material to the loan file, these are deferred balances that just get added to the final SS at closing. This is not material to the loan file. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2893383	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-12-03 12:03	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Tolerance:Disclosure	Federal - Inaccurate Loan Product - Redisclosure and Waiting Period
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Counter-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Loan was a fixed rate the entire time?    - Seller-XX/XX/XXXX
Open-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) - Due Diligence Vendor-XX/XX/XXXX
Open-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Negative Amortization, Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) . - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Loan was a fixed rate the entire time? - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2921499	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-12-03 15:19	2025-02-06 11:01	Counter	2 - Non-Material	B	B	Credit	Credit	Property potentially affected by FEMA Disaster(s) PUBLIC ASSISTANCE AREA
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Counter-First appraisal was completed XX/XX/XXXX prior to FEMA disaster zone XXXX  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-This was after closing, and the area was not affected.     We verified home was not affected.     - Seller-XX/XX/XXXX
Open-Property potentially affected by FEMA Disaster ID XXXX. XXX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-This was after closing, and the area was not affected. We verified home was not affected. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2923857	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-12-04 09:39	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Mavent	Tolerance: Disclosure
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Counter-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Initial XX/XX CD emailed to borrower, and confirmed receipt per email was XX/XX.     This was done in compliance, while emailed, the waiting period of X days counts from the time of receipt, and we obtained an email confirming receipt.     - Seller-XX/XX/XXXX
Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Initial XX/XX CD emailed to borrower, and confirmed receipt per email was XX/XX. This was done in compliance, while emailed, the waiting period of X days counts from the time of receipt, and we obtained an email confirming receipt. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2929065	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-12-06 09:52	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure (Loan Product)(Last CD not in Person)
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Counter-The Loan Product of (Fixed Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (Fixed Rate).  The last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Loan was a fixed rate the entire time.    - Seller-XX/XX/XXXX
Open-The Loan Product of (Fixed Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (Fixed Rate).  The last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Loan was a fixed rate the entire time. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2950215	N/A	N/A
XXXX	XXXX		4859246	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure Prior Disclosed APR and Last CD Not In Person
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Open-The Last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). The (XX.XXX) APR disclosed on the Prior Closing Disclosure provided on (XXXX-XX-XX) is inaccurate when compared to the actual APR of (XX.XXX). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	3216175	N/A	N/A
XXXX	XXXX		4859246	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure Prior and (Last CD Not In Person)(APR)
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Open-The Last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). The (XX.XXX) APR disclosed on the Prior Closing Disclosure provided on (XXXX-XX-XX) is inaccurate when compared to the Last Disclosed Closing Disclosure APR (XX.XXX). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	3216176	N/A	N/A
XXXX	XXXX		4859246	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Mavent	Tolerance: Disclosure
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX
Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX
Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Last CD (XX.XXX%) APR is inaccurate when compared to the Initial CD (XX.XXX%) APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	3216177	N/A	N/A
XXXX	XXXX		4859246	Seller	2024-11-27 05:55	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	1008 Document is Missing
Counter-The XXXX document is missing from the loan file. X. Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed - Approved, Should just say Manual UW. X. HCLTV is missing. X. Representative Credit/Indicator Score FICO of XXX is incorrect should be XXX. X. All other monthly on XXXX is showing X.XX, but borrower X liabilities still in open not being payoff which is $XXX per credit report. X. Missing HOA dues of $XXX per Appraisal. Home owner insurance monthly amount is incorrect, should be $XXX monthly $XXXX/XX = $XXX per page XXX. Calculated DTI's per Diligence screen are XX.XX / XX.XX. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Corrected XXXX attached.   - Seller-XX/XX/XXXX
Counter-We need to obtain a corrected XXXX.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Your figures are correct, CLTV should be XX.XX and credit score should be XXX, and use your DTI.    Our system for whatever reason duplicates secondary finance balances as a glitch.      - Seller-XX/XX/XXXX
Open-The XXXX document is missing from the loan file. X. Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed - Approved
X. CLTV on XXXX is showing XX.XXX%, whereas we can proof only XX.XX%. Considered unpaid balance from mortgage statement pg#XXX, Required clarification on how the CLTV is calculated. HCLTV is missing. P&I payment on Xnd lien is inaccurate. FICO of XXX is incorrect. FICO per tape data is XXX which matches CBR for primary wage earner.
X. All other monthly on XXXX is showing X.XX, but borrower X liabilities still in open not being payoff, which shows calculated DTI as XX.XX%. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Corrected XXXX attached. - Seller-XX/XX/XXXX Ready for Review-Your figures are correct, CLTV should be XX.XX and credit score should be XXX, and use your DTI. Our system for whatever reason duplicates secondary finance balances as a glitch. - Seller-XX/XX/XXXX	_XXXXX_	XXXXXX XXXXXXXXX XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2893323	N/A	N/A
XXXX	XXXX		4859256	Closed	2024-12-04 17:32	2025-01-15 11:06	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary value received - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Fannie SSR Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Fannie SSR Attached. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXXX XXXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXX XXXXXX XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2933731	N/A	N/A
XXXX	XXXX		4859256	Closed	2024-12-03 05:13	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2916381	Originator Post-Close	No
XXXX	XXXX		4859256	Closed	2024-12-03 05:13	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2916385	Originator Post-Close	No
XXXX	XXXX		4859256	Seller	2026-04-11 15:23	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. XXX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX		_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	8610022	N/A	N/A
XXXX	XXXX		4859256	Seller	2024-12-04 17:16	2025-09-08 14:30	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to FNMA G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.     - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close is missing verification date. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2933700	N/A	N/A
XXXX	XXXX		4859256	Seller	2024-12-04 17:16	2025-09-08 14:30	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to FNMA G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.     - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close is missing verification date. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2933701	N/A	N/A
XXXX	XXXX		4859256	Seller	2024-12-04 18:28	2025-01-30 11:01	Counter	3 - Material	C	C	Credit	Credit	DTI discrepancy or failure.
Counter-I will need a corrected XXXX in order to remove BX income with U/W comments. Per G/L's - Standard Debt-to-Income (“DTI”) maximums are XX%, underwriters may approve files up to XX% with positive circumstances that justify the higher usage. Any file over XX% DTI must include a reduction of overall expenses by the borrower. Special care should be given when approving a DTI over XX%, the file should contain the reason and borrower benefit when approving files for greater than XX% debt ratio.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Just delete all of BX's income.   This will put DTI at XX%, still within guidelines as payment has been reduced.     - Seller-XX/XX/XXXX
Counter-Borrower X BI-WEEKLY pay per paystubs is $XXX.XXX XX pay periods = $XX,XXX.XX / XX months =$X,XXX.XX monthly qualifying income per paystubs. Income calculation worksheet page XXX is showing $X,XXX.XX bi-weekly. Where is the additional $XXX.XX coming from as this is not supported? Need a corrected income analysis worksheet. Understood this is not her normal pay but this is what the paystubs are showing and borrower needs to qualify on current income as no determination at this time when borrower will return to work. Appears borrower has been on leave for the entire year as paystubs showing YTD earnings are entirely leave pay. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-The XXX.XX is while on leave, the pay is what we had.    Notice on paystubs it shows "leave" that is not her normal pay.     - Seller-XX/XX/XXXX
Open-DTI failure - Borrower X BI-WEEKLY pay per paystubs is $XXX.XXX XX pay periods / XX mos =$X,XXX.XX Qualifying income per paystubs. Income calculation worksheet page XXX is showing $X,XXX.XX bi-weekly. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Just delete all of BX's income. This will put DTI at XX%, still within guidelines as payment has been reduced. - Seller-XX/XX/XXXX Ready for Review-The XXX.XX is while on leave, the pay is what we had. Notice on paystubs it shows "leave" that is not her normal pay. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2933828	N/A	N/A
XXXX	XXXX		4859256	Closed	2024-12-03 05:13	2024-12-06 12:37	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii))  The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX)) XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.X%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX, XXXXX XX XXXX XX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX, XXXX XXXXXXXXX XXXXXXXXXX XXXXXXXX XX XXXX XXX. XXX XXXX XX XXXXXXXXX XXXX XX XXXXXXXX XXXXXXXXXXXX XXXX XXX. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX.
 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX))  XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX)) XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.X%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX, XXXXX XX XXXX XX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX, XXXX XXXXXXXXX XXXXXXXXXX XXXXXXXX XX XXXX XXX. XXX XXXX XX XXXXXXXXX XXXX XX XXXXXXXX XXXXXXXXXXXX XXXX XXX. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	2916383	N/A	N/A
XXXX	XXXX		4859261	Closed	2024-12-02 23:49	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2915550	Originator Post-Close	No
XXXX	XXXX		4859261	Closed	2024-12-02 23:49	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2915555	Originator Post-Close	No
XXXX	XXXX		4859261	Seller	2026-04-11 15:24	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. XXX XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX		_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	8610024	N/A	N/A
XXXX	XXXX		4859261	Seller	2024-12-03 00:48	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Provide VOE employment verification date for Borrower X - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2915649	N/A	N/A
XXXX	XXXX		4859261	Seller	2024-12-03 00:48	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Provide VOE employment verification date for Borrower X - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2915650	N/A	N/A
XXXX	XXXX		4859261	Closed	2024-12-02 23:49	2024-12-06 12:28	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX
Open-. - Due Diligence Vendor-XX/XX/XXXX
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX XXXXX XXXXXXX XXXXXXXXXX XX XX#’X XXX, XXXXXXX XXXXXXXX XX XXXXXXX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX, XXX. XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX XX, XXX XXXXXXXXX XXXXXXXXXX XXX XXXXXXXX XX XXX XXXXXXXX(X)- XXX XX#’ XXX XXX XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX.
 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX.
XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX XXXXX XXXXXXX XXXXXXXXXX XX XX#’X XXX, XXXXXXX XXXXXXXX XX XXXXXXX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX, XXX.
XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX XX, XXX XXXXXXXXX XXXXXXXXXX XXX XXXXXXXX XX XXX XXXXXXXX(X)- XXX XX#’ XXX XXX XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X. XXX XXXX XXXXX XXXX XXXXXXXXXX. XXXXXXXX.  - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	2915552	N/A	N/A
XXXX	XXXX		4859270	Closed	2024-12-04 18:20	2025-01-16 13:40	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Xnd valuation received - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Fannie SSR Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Fannie SSR Attached. - Seller-XX/XX/XXXX	XXXXXXXX-XXX XXXXXXXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXX XXXXXX XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2933808	N/A	N/A
XXXX	XXXX		4859270	Closed	2024-12-04 00:07	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2924899	Originator Post-Close	No
XXXX	XXXX		4859270	Closed	2024-12-04 00:07	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2924903	Originator Post-Close	No
XXXX	XXXX		4859270	Seller	2024-12-03 22:19	2025-09-08 15:00	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number. - Due Diligence Vendor-XX/XX/XXXX
Counter-Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX
Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX
Open-Borrower X Xrd Party VOE Prior to Close Missing Verified subject loan was qualified with Full doc. Provided VVOE on pg-XXX does not have current verification date - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - WX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2924655	N/A	N/A
XXXX	XXXX		4859270	Closed	2024-12-04 00:07	2024-12-06 12:41	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly. All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’XX. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XXX. confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX
Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX.
Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg#XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (X.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX. XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX. XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX. XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX. XXXXX XXXXXXX XXXXXXXXXX XX XX#’XX. XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX, XXX. XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX, XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XXX. XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XX. XXX XXXX XXXXX XXXX XXXXXXXXXX, XXXXXXXX.
 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXX XXXX'X (XX.XX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (X.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX.
XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX.
XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX.
XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX.
XXXXX XXXXXXX XXXXXXXXXX XX XX#’XX.
XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX, XXX.
XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX,
XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XXX.
XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XX. XXX XXXX XXXXX XXXX XXXXXXXXXX, XXXXXXXX.

 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	2924901	N/A	N/A
XXXX	XXXX		4859272	Closed	2024-12-04 00:44	2025-01-16 09:07	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing
Resolved-The XXXX document is present in the loan file. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded. XXXXXXXXX XXXX  - Seller-XX/XX/XXXX

Open-The XXXX document is missing from the loan file. XXXX document is missing with information of first lien balance. Since subject is second lien, first lien details should be present. Reflecting selection for Risk Assessment is OTHER, where in general it has to be Manual Underwriting. Provided XXXX not reflecting HOA fee. Qualifying interest rate is X.XX% as per XXXX, whereas in Note doc pg-XXX interest rate is XX.XXX % due to which &I of second mtg differs resulting with mismatch of PITIA amount. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Document Uploaded. XXXXXXXXX XXXX - Seller-XX/XX/XXXX	XXXXXXXX-XXX XXXX XXXXXXXX XX XXXXXXX XX XXX XXXX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXX XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2925058	N/A	N/A
XXXX	XXXX		4859272	Closed	2024-12-04 02:23	2025-01-16 09:04	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. Not required by XXXXXXXXXX, XXXXXXX XXX Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per XXXXXXXXX requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation (with acceptable variance to Primary is missing in file. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. Not required by XXXXXXXXXX, XXXXXXX XXX Attached. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXXX XXXXXXXXX XX XXXXXXXXXX XXXXXXXXX XX XXXXXXX XX XXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXX XXXXXXX XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	2925360	N/A	N/A
XXXX	XXXX		4859272	Closed	2024-12-04 03:22	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
																XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2925561	Originator Post-Close	No
XXXX	XXXX		4859272	Closed	2024-12-04 03:22	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
																XXXXXXXXXXXX-XXXXXXXXX XXXX XXXXXXX XXXXXXX XXXX XXX XXXXX XXXX-XXXXXXXXX XXXXXXXXXX XX XXX XXXXXXXXXX XXXXXXXX XXXX XXX (XXX “XX XXX’X”) XXX XXXXXXXXXX XXXXX XXXXXX XX XXXXX XXXXXX XXX XX XXX XXXXXX XXXXXXXX XXXXXXXXX/XXXXXXXXX XXXXXXXXXX XXXX XXX XX XXX’X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2925566	Originator Post-Close	No
XXXX	XXXX		4859272	Seller	2026-04-11 15:27	2026-04-11 15:32	Open	2 - Non-Material	B	B	Credit	Credit	Property potentially affected by FEMA Disaster(s) PUBLIC ASSISTANCE AREA	Open-Property potentially affected by XXXX Disaster ID XXXX. XXX XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX		_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	8610029	N/A	N/A
XXXX	XXXX		4859272	Seller	2024-12-04 02:42	2025-02-06 10:02	Counter	3 - Material	C	C	Credit	Insurance	Flood Insurance Expiration Date is before the Note Date
Counter-Currently being reviewed by Investor as client states unable to resolve - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Escalated- Referred to Investor/management as Lender states unable to resolve
 - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve- - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Policy in file is what we have, its escrow paid by existing lender.    - Seller-XX/XX/XXXX

Open-Flood Insurance Expiration Date of XX-XX-XXXX is prior to the Note Date of XX-XX-XXXX Provided Flood Insurance Expiration Date of XX-XX-XXXX which is expired before Note Date of XX-XX-XXXX. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Policy in file is what we have, its escrow paid by existing lender. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2925455	N/A	N/A
XXXX	XXXX		4859272	Seller	2024-12-04 02:42	2025-02-06 10:02	Counter	3 - Material	C	C	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date
Counter-Currently being reviewed by Investor as client states unable to resolve - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Escalated- Referred to Investor/management as Lender states unable to resolve
 - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve- - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Escrow paid by existing lender.     - Seller-XX/XX/XXXX

Open-Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Provided Hazard Insurance Expiration Date of XX-XX-XXXX which is expired before Note Date of XX-XX-XXXX. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Escrow paid by existing lender. - Seller-XX/XX/XXXX	_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	2925456	N/A	N/A
XXXX	XXXX		4859272	Closed	2024-12-04 03:22	2024-12-05 12:02	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(XXX)) . - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(XXX))  This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#XXX
Rate lock date was entered correctly – see Pg#’sXXX
An interior and exterior appraisal was completed for this property – see pg#X
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX
 - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (X.X%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX)) . - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_
 XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (X.X%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.X%).(XX XXX XXXX.XX(X)(X)(XXX))  XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX.
XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX.
XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX.
XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX.
XXXXX XXXXXXX XXXXXXXXXX XX XX#XXX
XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’XXXX
XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#X
XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XXX
XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XXX
 - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	2925563	N/A	N/A
XXXX	XXXX		5916426	Closed	2025-07-09 08:25	2025-07-21 16:40	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Fixed income used, resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review- Fixed income/pension was used for qualification, that would be considered full doc. Please clear this. - Seller-XX/XX/XXXX Open-Lock confirm indicates borrower was approved using Full Doc - XX months. XXXXXXXXXX require X or X yrs of WX's or tax returns. Neither were supplied. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Fixed income/pension was used for qualification, that would be considered full doc. Please clear this. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXX XXXXXX XXXX, XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_				XXXX	Primary Residence	Refinance	Cash Out - Other	4748020	N/A	N/A
XXXX	XXXX		5916426	Closed	2025-07-03 05:45	2025-07-21 16:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV Requirements	Waived-Exception Approved - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX Unable to Resolve-Unable to Resolve-Document Uploaded. Exception request provided - Buyer-XX/XX/XXXX Open-Audited CLTV of XX.XX% exceeds XXXXXXXXX CLTV of XX% calculated CLTV XX.XX% Exceeds GL max Required CLTV of XX%, as Unpaid balance +Loan amount/Property Value*XXX% i.e, $XXXXXXXXX.XX+$XXXXX = $XXXXXXXXX.XX/$XXXXXX*XXX% = XX.XX% - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX		XXXXXX-XXXXXXXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXX.XXX		XXX XXXX <XX% XXX, XXX XX XX%	XXXX	Primary Residence	Refinance	Cash Out - Other	4647906	Investor Post-Close	No
XXXX	XXXX		5916426	Closed	2025-07-03 08:26	2025-07-15 16:34	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing Intent to Proceed	Resolved-ITP Provided, Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Intent to Proceed uploaded for review. - Seller-XX/XX/XXXX Open-Missing Signed Intent to Proceed Disclosure. Required on Primary Residence and Second Homes. Intent to Proceed missing in file - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Intent to Proceed uploaded for review. - Seller-XX/XX/XXXX	XXXXXXXX-XXX XXXXXXXX, XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXX XXXXXX XX XXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	4649999	N/A	N/A
XXXX	XXXX		5916426	Closed	2025-07-03 05:02	2025-07-11 02:05	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Resolved.XXXX document provided. - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX uploaded for review. - Buyer-XX/XX/XXXX Open-The XXXX document is missing from the loan file. XXXX document is missing in file - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXX.XXXX XXXXXXXX XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXX XXXX XXXXXXXX XX XXXXXXX XX XXX XXXX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXX XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	4647559	N/A	N/A
XXXX	XXXX		5916426	Closed	2025-07-03 07:52	2025-07-09 08:40	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX
Rate lock date was entered correctly – see Pg#’s XXX
An interior and exterior appraisal was completed for this property – see pg#XX-XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX
confirmation the appraisal was delivered to the borrower – see Pg#’s XX
The loan meets HPML Guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

XXXXXXXX-XXX XXXX'X (XX.XXX%) XXX XXXXXX XX XXXXXXX XXX XXXXXXX XXXX XXXXXXXXX XX (XX.XX%). XXX XXXXXXXXX XX XXXXXXXXXX XX XXXXXX X.X XXXXXX XX XXX XXXXXXXXXX XXXXXXX XXXXX XXXXX XXXX XXXXX XX XXX "XXXX XXXX XXX XXXXXXXX XXXX XX XXX XXXXXX XXXXXXXXXXXX." XXX XXXXXXXXXX XXXX XXX XXXX XXXX XX (X.XX%).(XX XXX XXXX.XX(X)(X)(XXX)) XXXX XXXX XXXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXX. ( XX XXX § XXXX.XX(X)(X) )XXXXX XXX XXXXXXX XX XXX XXXXXXXXX XXX XXX XXX XXXXXXXXXX XXX, XXX XXXX XX X XXXXXX-XXXXXX XXXXXXXX XXXX, XX XXXXXXX XX XXXXXXXXXX X. XXXXX XXX XXXXXX-XXXXXX XXXXXXXX XXXX XXXXXXXXXX XXXXXXX XXXX XXXXXXX XXX XXXXXXX XXXX XXXX XXXX XX XXXX XXXXXXX XX XXXXXXXXXX XXXXXXXXXXXX XX XX XXX §XXXX.XX, XXXX XXXXXXX XXX XXXXXXXXX XXXXXX XXXXXXXXX XXX XXXXXX XXX XX XXXX XX XXX XXXXXX-XXXXXX XXXXXXXX XXXXX XXXX XX XXX XXXXXXXXXX XXXXXXXXXX XXX XXX.
XXXX XXXXXX XXXXXXXXXX XXXX XXX XXXXXXX XXXXXXXXX.
XXX XXXXXXXXXXX, XXX’X, XXXX, XXX XXXXX XXX XXXXXXX XXXXXXXXX.
XXXX XX X XXXXXX XXX XXXXXX XXXX XXX XX XXX XXXXXXXX XX XXXXXX “XX XXXXXX XXX XXXXXXX XXXX.
XXXXX XXXXXXX XXXXXXXXXX XX XX#’XX
XXXX XXXX XXXX XXX XXXXXXX XXXXXXXXX – XXX XX#’X XXX
XX XXXXXXXX XXX XXXXXXXX XXXXXXXXX XXX XXXXXXXXX XXX XXXX XXXXXXXX – XXX XX#XX-XX,
XXXX XXXXXXXXX XXXXXXXXXX XX XXX XX’X XXXX XX XXX XXXX#XXX
XXXXXXXXXXXX XXX XXXXXXXXX XXX XXXXXXXXX XX XXX XXXXXXXX – XXX XX#’X XX
XXX XXXX XXXXX XXXX XXXXXXXXXX, XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_

																				XXXX	Primary Residence	Refinance	Cash Out - Other	4649454	N/A	N/A
XXXX	XXXX		5940479	Closed	2025-08-05 12:12	2025-08-13 06:13	Resolved	1 - Information	C	A	Compliance	Mavent	Tolerance: Disclosure
Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Ready for Review-Document Uploaded. COC uploaded - Buyer-XX/XX/XXXX

Open-Deed prep fee added to final CD without a valid COC or lender credit. Lender credit on Final Cd does not reflect "Credit for increase in closing costs above legal limit".  - Due Diligence Vendor-XX/XX/XXXX

Open-There are ($XX.XX) of fees paid to the lender disclosed under Loan Estimate Section B "Services You Cannot Shop For" or Closing Disclosure Section B "Services Borrower Did Not Shop For". Under Regulation Z, charges included under Section B on the Loan Estimate and Closing Disclosure are charges the consumer will pay for settlement services for which the consumer cannot shop and did not shop that are provided by persons other than the creditor or mortgage broker. (XX CFR XXXX.XX(f)(X); XX CFR XXXX.XX(f)(X)) - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	X-XXXXX-X.X_XXXXXXXX-XXXX-XXXX-XXXX-XXXXXXXXXXXX.XXX_XXXXX_ X.-XXXXX-X-XX_XXXXXXXX-XXXX-XXXX-XXXX-XXXXXXXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5062860	N/A	N/A
XXXX	XXXX		5940479	Closed	2025-07-31 10:44	2025-08-13 05:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower X Xrd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. VOE dated XX.XX.XXXX uploaded - Seller-XX/XX/XXXX Counter-Nothing uploaded - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. VVOE dated XX.XX uploaded - Buyer-XX/XX/XXXX Open-Borrower X Xrd Party VOE Prior to Close Missing VOe within XX days of closing is missing in file - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. VOE dated XX.XX.XXXX uploaded - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXXX X XXX XXXXX XXX XXXXX XX XXXXX XXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXX XXXXX XX.XX.XX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5009630	N/A	N/A
XXXX	XXXX		5940479	Closed	2025-07-30 02:39	2025-08-05 12:16	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Initial Closing Disclosure	Resolved-initial CD provided - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. ICD uploaded - Seller-XX/XX/XXXX Open-TRID: Missing Closing Disclosure TRID: Initial Closing Disclosure is missing from file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. ICD uploaded - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXX XX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	4989881	N/A	N/A
XXXX	XXXX		6001636	Closed	2025-08-26 21:32	2025-10-02 07:11	Waived	2 - Non-Material	C	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Waived-XX approves exception with comp Factors: XXX FICO, XxXX mtg history, DTI below XX%, $XXk residual income. - Due Diligence Vendor-XX/XX/XXXX Acknowledged-XX Acknowledged - Due Diligence Vendor-XX/XX/XXXX Unable to Resolve-Unable to Resolve-XX approves exception. Comp Factors: XXX FICO, XxXX mtg history, DTI below XX%, $XXk residual income. - Buyer-XX/XX/XXXX Open-Cash Out is not completed according to the guideline requirements As per matrix XX/XX/XXXX Maximum Cash Out is $XXX,XXX. Final CD indicates cash out of $XXX,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX		XXXXXX-XX XXXXXXXX XXXXXXXXX XXXX XXXX XXXXXXX: XXX XXXX, XXXX XXX XXXXXXX, XXX XXXXX XX%, $XXX XXXXXXXX XXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXXXXXX-XX XXXXXXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_			XXXX XXXXXXX: XXX XXXX, XXXX XXX XXXXXXX, XXX XXXXX XX%, $XXX XXXXXXXX XXXXXX.	XXXX	Primary Residence	Refinance	Cash Out - Other	5328095	Originator Post-Close	Yes
XXXX	XXXX		6001636	Closed	2025-08-26 21:39	2025-09-05 04:45	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated XXXX Document with corrected Interest Rate uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX attached - Buyer-XX/XX/XXXX Open-The XXXX document is missing from the loan file. Provide corrected XXXX indicating loan rate as X.XXX% per Note.. XXXX in file indicates rate as X.XXX%. - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXX XXXX XXXXXXXX XXXX XXXXXXXXX XXXXXXXX XXXX XXXXXXXX, XXXXXXXX & XXXXXXX XX XXXXXX - XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXX XXXX XXXXXXXX XX XXXXXXX XX XXX XXXX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXX - XXXXXXXXXXX XXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5328103	N/A	N/A
XXXX	XXXX		6163829	Closed	2025-10-15 04:21	2025-10-24 05:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Initial Closing Disclosure	Resolved-Requested Initial CD provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Buyer-XX/XX/XXXX Open-TRID: Missing Closing Disclosure Initial Closing Disclosure is missing in the file - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXXX XXXXXXX XX XXXXXXXX, XXXXXXX & XXXXXXXXX XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXX XX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5897763	N/A	N/A
XXXX	XXXX		6163829	Closed	2025-10-15 04:22	2025-10-24 05:51	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Change of Circumstance	Resolved-Requested COC provided for increased Discount Points, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Buyer-XX/XX/XXXX Open-Loan point on Section A was increased from initial LE amount $XXXX to Final CD amount $XXXX and There is no COC in the file. - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXXX XXX XXXXXXXX XXX XXXXXXXXX XXXXXXXX XXXXXX, XXXXXXX & XXXXXXXXX XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	X.-XXXXX-X.XX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5897778	N/A	N/A
XXXX	XXXX		6163829	Closed	2025-10-15 03:03	2025-10-24 04:47	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Requested updated title policy with the coverage amount that covers loan amount provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Buyer-XX/XX/XXXX Open-Title Coverage Amount of $XXXXXX is Less than Loan Amount Loan amount is $XXXXXX, Title coverage is $XXX,XXX. Provide updated title. - Due Diligence Vendor-XX/XX/XXXX		XXXXXXXX-XXXXXXXXX XXXXXXX XXXXX XXXXXX XXXX XXX XXXXXXXX XXXXXX XXXX XXXXXX XXXX XXXXXX XXXXXXXX, XXXXXXX & XXXXXXXXX XXXXXXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXXXX XXXXXXXX XXXXXX XX $XXXXXX XX XXXXX XX XX XXXXXXX XXXX XXXXX XXXXXX XX XXXXXXX XXXX(X) - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXX XXXXXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	5897447	N/A	N/A
XXXX	XXXX		6399243	Closed	2025-12-02 21:38	2025-12-16 06:20	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing
Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Counter-XXXX in system is missing the escrow for taxes and insurance totaling XXX.XX
DTI's should be XX.XX / XX.XX
front end XXXX +XXX.XX +XXX+XXXX.XX =XXXX.XX / XXXXX.XX = XX.XX%
back end XXXX +XXXX.XX + XXX.XX + XXX=XXXX.XX / XXXXX.XX = XX.XX%
LTV is off. XX.XXX% XX.XXX% XX.XXX% this is due to most recent principal balance of XXX,XXX. Doc in file showing XXX,XXX.XX does not have a date when it was printed to be able to use.

This is causing a variance in LTV XX.XX – XX.XX = X.XX% - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. X.    The DTI calculation includes  XXX payment of $XXX since it's being subordinated Xst PITIA $X,XXX, + new Xnd $X,XXX.XX + Xrd  XXX payment $XXX
X. Also the LTV is at XX.XX Using loan amount of XXX,XXX.XX for the first lien and mortgage statement and credit report reflect it at XXX,XXX - Xst Lien balance is based on the current statement balance credit report only reflected      last payment in October. Statement shows October and November paid hence the current balance was utilized and CLTV is at XX% (see snapshot )  - Seller-XX/XX/XXXX
Open-The XXXX document is missing from the loan file. DTI for the front end should be XX.XX  First line amount is XXXX.XX+XXX.XX(third lien)+ XXXX.XX second lien.   Back end DTI is at XX.XX using rent loss of XXX and liabilities in amount of XXXX.  Also the LTV is at XX.XX Using loan amount of XXX,XXX.XX for the first lien and mortgage statement and credit report reflect it at XXX,XXX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
 Ready for Review-Document Uploaded. X.    The DTI calculation includes  XXX payment of $XXX since it's being subordinated Xst PITIA $X,XXX, + new Xnd $X,XXX.XX + Xrd  XXX payment $XXX
X. Also the LTV is at XX.XX Using loan amount of XXX,XXX.XX for the first lien and mortgage statement and credit report reflect it at XXX,XXX - Xst Lien balance is based on the current statement balance credit report only reflected      last payment in October. Statement shows October and November paid hence the current balance was utilized and CLTV is at XX% (see snapshot )  - Seller-XX/XX/XXXX

																XXXXXXXX-XXX XXXX XXXXXXXX XX XXXXXXX XX XXX XXXX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXX.XXXX_XXXXX_ XXXXXXXX XXXXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6458503	N/A	N/A
XXXX	XXXX		6399253	Closed	2025-12-25 22:21	2026-01-12 07:58	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Hi, please see COC for the Appraisal Review fee of $XXX on XX/X.  The lock was extended.  The CD on XX/XX and COC for the changes attached. - Seller-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee, Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)). Discount Point Fee & Appraisal Review Fee increases From Initial LE to Final CD. Provide COC to cure the tolerance.  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Hi, please see COC for the Appraisal Review fee of $XXX on XX/X. The lock was extended. The CD on XX/XX and COC for the changes attached. - Seller-XX/XX/XXXX	_XXXXX_	XXXXXXXXXX_XXXXXX_XXX XX-X.XXX_XXXXX_ XXXXXXXXXX_XXXXXX_XX XX-XX.XXX_XXXXX_ XXXXXXXXXX_XXXXXX_XXX XX-XX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6806252	N/A	N/A
XXXX	XXXX		6399253	Closed	2025-12-25 23:24	2026-01-12 03:37	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-Updated Final XXXX & XXXX uploaded with corrected qualifying income for XXX & XXX, Verified & entered in system - Resolved
 - Due Diligence Vendor-XX/XX/XXXX
Resolved-The Final XXXX is Present - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Open-The Final XXXX is Incomplete As per CPA letter Page #XXX, XXX & XXX each has XX% ownership in the business "XXXXX XXX XXXXXXXXX XXXXXXXXX XXX" but whereas XXX Final XXXX reflects Total Qualifying income with XXX% ownership. Provide updated XXX & XXX Final with updated employment reflecting for XXX & XXX with XX% ownership.  - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXX XXXXX XXXX & XXXX XXXXXXXX XXXX XXXXXXXXX XXXXXXXXXX XXXXXX XXX XX & XX, XXXXXXXX & XXXXXXX XX XXXXXX - XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXX XXXXX XXXX XX XXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXXX_XXXX & XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6806489	N/A	N/A
XXXX	XXXX		6399253	Closed	2025-12-25 23:25	2026-01-12 03:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Updated Self-Employment Business Narrative uploaded with ownership percentage, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Self-Employment Business Narrative reflecting on page #XXX & XXX reflects percentage of business as blank. Provide updated Self-Employment Business Narrative with updated business ownership. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXX XXXX-XXXXXXXXXX XXXXXXXX XXXXXXXXX XXXXXXXX XXXX XXXXXXXXX XXXXXXXXXX, XXXXXXXX & XXXXXXX XX XXXXXX - XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXXX_XXXXXXXX XXXXXXXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6806495	N/A	N/A
XXXX	XXXX		6399253	Closed	2025-12-25 22:37	2026-01-12 03:32	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing
Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX
Resolved-XXXX provided  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Hi, the XXX XXX are included.  $XXX + $XXX = $X,XXX (All other monthly payments) - Seller-XX/XX/XXXX
Open-The XXXX document is missing from the loan file. First Mortgage & Subordinate Lien P&I is not included with Taxes & Insurance on the provided XXXX & Additionally XXX #XXXX has less than XX installment payment and it has been excluded from the all other monthly payments. Provide updated XXXX document.  - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Hi, the Both XXX are included. $XXX + $XXX = $X,XXX (All other monthly payments) - Seller-XX/XX/XXXX	XXXXXXXX-XXX XXXX XXXXXXXX XX XXXXXXX XX XXX XXXX XXXX. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX _XXXXX_ XXXXXXXX-XXXX XXXXXXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXXX_XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6806295	N/A	N/A
XXXX	XXXX		6399253	Closed	2025-12-25 22:39	2026-01-05 07:37	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Updated XXX acct - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Both XXX are included. $XXX + $XXX = $X,XXX (All other monthly payments) - Seller-XX/XX/XXXX Open-DTI Difference is X.XX% is due to First Mortgage & Subordinate Lien P&I is not included with Taxes & Insurance on the provided XXXX & Additionally XXX #XXXX has less than XX installment payment and it has been excluded from the all other monthly payments which creates DTI Discrepancy - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Both XXX are included. $XXX + $XXX = $X,XXX (All other monthly payments) - Seller-XX/XX/XXXX	XXXXXXXX-XXXXXXX XXXXXXX XXXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX_XXXXX_	XXXXXXXXXX_XXXXXX_XXXX.XXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6806306	N/A	N/A